UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 06/30/2007

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/26/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		44
Form 13F Information Table Value Total:		$ 90,271 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- -----
NEWCASTLE INVESTMENT CORP                       65105m108     2857   113950 SH       SOLE                   113950
VANGUARD TOTAL STK MKT         EF               922908769      721     4826 SH       SOLE                     4826
3M COMPANY                     COM              88579y101     2755    31740 SH       SOLE                    31740
ABBOTT LABORATORIES            COM              002824100     2173    40570 SH       SOLE                    40570
AIR PRODUCTS AND CHEMICAL INC. COM              009158106     1329    16540 SH       SOLE                    16540
AMERICAN EXPRESS CO.           COM              025816109      904    14775 SH       SOLE                    14775
AMERICAN INTERNATNL GROUP INC. COM              026874107      237     3386 SH       SOLE                     3386
ANADARKO PETROLEUM CORP.       COM              032511107     3001    57715 SH       SOLE                    57715
ASML HOLDING NV                COM              N07059111     1285    46805 SH       SOLE                    46805
BANK OF AMERICA CORP.          COM              060505104     2983    61022 SH       SOLE                    61022
BERKSHIRE HATHAWAY CL B        COM              084670207     3425      950 SH       SOLE                      950
BP PLC SPON ADR                COM              055622104     1219    16896 SH       SOLE                    16896
CHEVRON CORPORATION            COM              166764100      436     5178 SH       SOLE                     5178
CISCO SYSTEMS, INC.            COM              17275R102     2143    76952 SH       SOLE                    76952
CITIGROUP INC.                 COM              172967101     3259    63549 SH       SOLE                    63549
COCA COLA CO.                  COM              191216100      215     4113 SH       SOLE                     4113
DPL INC.                       COM              233293109      405    14300 SH       SOLE                    14300
DUKE REALTY CORP NEW           COM              264411505     2305    64615 SH       SOLE                    64615
EMERSON ELECTRIC CO.           COM              291011104     2314    49435 SH       SOLE                    49435
EXXON MOBIL CORP.              COM              30231G102     3955    47156 SH       SOLE                    47156
GENERAL ELECTRIC CO.           COM              369604103     4612   120475 SH       SOLE                   120475
JOHNSON & JOHNSON              COM              478160104     2778    45076 SH       SOLE                    45076
JPMORGAN CHASE & CO.           COM              46625h100     2063    42570 SH       SOLE                    42570
KIMBERLY CLARK CORP.           COM              494368103      201     3000 SH       SOLE                     3000
MEDTRONIC INC.                 COM              585055106     2936    56615 SH       SOLE                    56615
MERRILL LYNCH & CO.            COM              590188108      779     9325 SH       SOLE                     9325
MICROSOFT CORP.                COM              594918104     2641    89615 SH       SOLE                    89615
MSCI EMERGING MKTS INDEX FUND  COM              464287234     4540    34483 SH       SOLE                    34483
NESTLE SPON ADR REPSTG REG SH  COM              641069406      331     3461 SH       SOLE                     3461
PEABODY ENERGY CORP.           COM              704549104     2750    56840 SH       SOLE                    56840
PEPSICO INC.                   COM              713448108     2390    36850 SH       SOLE                    36850
PLUM CREEK TIMBER CO. INC.     COM              729251108     3314    79560 SH       SOLE                    79560
PROCTOR GAMBLE CO.             COM              742718109     3151    51499 SH       SOLE                    51499
ROYAL DUTCH SHELL PLC ADR A    COM              780259206     1029    12675 SH       SOLE                    12675
STREETTRACKS DJ WILSHIRE GLBL  COM              863308839     3054    46995 SH       SOLE                    46995
SYSCO CORPORATION              COM              871829107     1628    49340 SH       SOLE                    49340
USG CORP.                      COM              903293405     2019    41180 SH       SOLE                    41180
VANGUARD EUROPEAN              COM              922042874     2782    36443 SH       SOLE                    36443
VANGUARD PACIFIC               COM              922042866     2724    38625 SH       SOLE                    38625
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     2258    53125 SH       SOLE                    53125
WALGREEN COMPANY               COM              931422109     2415    55460 SH       SOLE                    55460
WRIGLEY WILLIAM JUNIOR CO.     COM              982526105      210     3795 SH       SOLE                     3795
WYETH                          COM              983024100      241     4200 SH       SOLE                     4200
ZIMMER HOLDINGS, INC.          COM              98956p102     1506    17744 SH       SOLE                    17744